Long-term debt (Tables)	6 Months Ended
Jun. 30, 2020
Long-term debt
Schedule of long-term debt

As of June 30, 2020 and December 31, 2019, long-term debt consisted of the following:

Long-term debt

in € THOUS

	June 30,	December 31,
	2020	2019

Amended 2012 Credit Agreement	1,315,192	1,901,372
Bonds	6,219,222	4,966,619
Convertible Bonds	—	399,939
Accounts Receivable Facility	—	379,570
Other	252,239	258,057
Long-term debt	7,786,653	7,905,557
Less current portion	(1,512,658)	(1,447,239)
Long-term debt, less current portion	6,273,995	6,458,318

Schedule of available and outstanding amounts under the Amended 2012 Credit Agreement

Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	June 30, 2020		June 30, 2020 (1)

Revolving credit USD 2017 / 2022	$900,000	€803,715	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,170,000	€1,044,829	$1,170,000	€1,044,829
EUR term loan 2017 / 2022	€273,000	€273,000	€273,000	€273,000
EUR term loan 2017 / 2020(2)	€—	€—	€—	€—
		€2,721,544		€1,317,829

	Maximum amount available		Balance outstanding
	December 31, 2019		December 31, 2019 (1)

Revolving credit USD 2017 / 2022	$900,000	€801,139	$138,700	€123,464
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,230,000	€1,094,891	$1,230,000	€1,094,891
EUR term loan 2017 / 2022	€287,000	€287,000	€287,000	€287,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,183,030		€1,905,355
(1)	Amounts shown are excluding debt issuance costs.
(2)	The EUR term loan 2017 / 2020 in the amount of €400,000 due on July 30, 2020, was repaid on May 29, 2020.

Schedule of accounts receivable facility

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	June 30, 2020 (1)		June 30, 2020 (2)

Accounts Receivable Facility	$900,000	€803,715	$—	€—

	Maximum amount available		Balance outstanding
	December 31, 2019 (1)		December 31, 2019 (2)

Accounts Receivable Facility	$900,000	€801,139	$427,000	€380,096
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.